Employee benefits (Tables)	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Schedule of Pension and Retirement Expenses	Our pension and retirement expenses for all employees for the years ended December 31, 2024, 2023 and 2022, were:

Year ended December 31 (€, in millions)	2022	2023	2024
Pension plan based on multi-employer union plan	181.2	244.4	276.3
Pension plans based on defined contribution and other plans	74.7	104.5	118.9
Pension and retirement expenses	255.9	348.9	395.2